Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Disposal groups	$ 94,995		$ 118,055
Unallocated impairment losses	(298)		(2,385)
Non-current assets held for sale	783		249
Total assets	95,480	[1]	115,919	[1]	$ 3,411
Liabilities of disposal groups held for sale	87,241	[1]	$ 114,597	[1]	$ 9,005
US
Disclosure of analysis of single amount of discontinued operations [line items]
Non-current assets held for sale	$ 500

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.